Derivative financial instruments and hedging activities (Tables)	12 Months Ended
Oct. 31, 2020
Statement [Line Items]
Notional Amount of Derivatives by Term to Maturity (Absolute Amounts)
Notional amount of derivatives by term to maturity (absolute amounts)
(1)

	As at October 31, 2020
	Term to maturity

(Millions of Canadian dollars)	Within 1 year	1 through 5 years	Over 5 years	Total	Trading	Other than Trading
Over-the-counter contracts
Interest rate contracts
Forward rate agreements	$2,782,447	$427,464	$340	$3,210,251	$3,172,950	$37,301
Swaps	3,409,078	5,990,160	3,755,593	13,154,831	12,685,595	469,236
Options purchased	282,837	407,782	185,667	876,286	876,153	133
Options written	303,347	410,237	198,222	911,806	911,806	–
Foreign exchange contracts
Forward contracts	1,691,079	32,474	1,788	1,725,341	1,707,082	18,259
Cross currency swaps	80,186	56,563	64,540	201,289	194,773	6,516
Cross currency interest rate swaps	412,053	1,117,048	633,023	2,162,124	2,112,625	49,499
Options purchased	46,719	13,963	3,349	64,031	64,031	–
Options written	50,099	13,407	3,410	66,916	66,916	–
Credit derivatives (2)	1,309	39,877	7,577	48,763	48,244	519
Other contracts (3)	177,220	94,378	20,126	291,724	282,321	9,403
Exchange-traded contracts
Interest rate contracts
Futures – long positions	164,925	112,363	113	277,401	277,401	–
Futures – short positions	205,927	167,350	233	373,510	373,510	–
Options purchased	74,494	14,188	–	88,682	88,682	–
Options written	58,116	10,391	–	68,507	68,507	–
Foreign exchange contracts
Futures – long positions	75	–	–	75	75	–
Futures – short positions	–	–	–	–	–	–
Other contracts	179,681	30,768	240	210,689	210,689	–
	$9,919,592	$8,938,413	$4,874,221	$23,732,226	$23,141,360	$590,866

	As at October 31, 2019
	Term to maturity

(Millions of Canadian dollars)	Within 1 year	1 through 5 years	Over 5 years	Total	Trading	Other than Trading
Over-the-counter contracts
Interest rate contracts
Forward rate agreements	$2,014,752	$179,624	$387	$2,194,763	$2,186,862	$7,901
Swaps	3,294,746	5,026,410	3,331,025	11,652,181	11,180,497	471,684
Options purchased	83,247	462,599	174,042	719,888	719,888	–
Options written	77,601	464,906	182,690	725,197	725,197	–
Foreign exchange contracts
Forward contracts	1,715,266	30,523	985	1,746,774	1,724,606	22,168
Cross currency swaps	79,264	50,416	55,166	184,846	177,622	7,224
Cross currency interest rate swaps	469,910	894,250	425,301	1,789,461	1,743,465	45,996
Options purchased	54,756	14,409	3,061	72,226	72,226	–
Options written	54,985	14,969	3,383	73,337	73,337	–
Credit derivatives (2)	2,693	14,724	3,437	20,854	20,341	513
Other contracts (3)	201,489	90,436	18,463	310,388	303,893	6,495
Exchange-traded contracts
Interest rate contracts
Futures – long positions	107,054	118,805	187	226,046	226,046	–
Futures – short positions	363,947	120,247	46	484,240	484,240	–
Options purchased	56,657	36,985	–	93,642	93,642	–
Options written	59,840	16,395	–	76,235	76,235	–
Foreign exchange contracts
Futures – long positions	28	–	–	28	28	–
Futures – short positions	–	–	–	–	–	–
Other contracts	214,725	44,245	–	258,970	258,970	–
	$8,850,960	$7,579,943	$4,198,173	$20,629,076	$20,067,095	$561,981

(1)	The derivative notional amounts are determined using the standardized approach for measuring counterparty credit risk (SA-CCR) in accordance with the Capital Adequacy Requirements (CAR).
(2)	Credit derivatives with a notional value of $0.5 billion (October 31, 2019 – $0.5 billion) are economic hedges. Trading credit derivatives comprise protection purchased of $26.3 billion (October 31, 2019 – $12.6 billion) and protection sold of $21.9 billion (October 31, 2019 – $7.7 billion).
(3)	Other contracts exclude loan-related commitment derivatives of $1.9 billion (October 31, 2019 - $7.7 billion), which are not classified as derivatives under CAR guidelines.

Summary of Fair Value of Derivative Instruments
Fair value of derivative instruments
(1)

	As at
	October 31, 2020		October 31, 2019

(Millions of Canadian dollars)	Positive	Negative	Positive	Negative
Held or issued for trading purposes
Interest rate contracts
Forward rate agreements	$33	$33	$30	$31
Swaps	44,732	37,453	39,669	32,570
Options purchased	7,498	–	5,898	–
Options written	–	8,916	–	6,756
	52,263	46,402	45,597	39,357
Foreign exchange contracts
Forward contracts	10,765	10,190	11,263	11,755
Cross currency swaps (2)	5,117	5,080	5,022	4,412
Cross currency interest rate swaps (2)	19,880	21,826	22,076	21,999
Options purchased	1,292	–	1,242	–
Options written	–	910	–	898
	37,054	38,006	39,603	39,064
Credit derivatives	463	526	169	279
Other contracts	21,156	23,985	15,356	18,517
	110,936	108,919	100,725	97,217
Held or issued for other-than-trading purposes
Interest rate contracts
Swaps	1,959	1,410	848	742
	1,959	1,410	848	742
Foreign exchange contracts
Forward contracts	76	85	116	118
Cross currency swaps	89	22	193	527
Cross currency interest rate swaps	2,084	132	904	501
	2,249	239	1,213	1,146
Credit derivatives	–	5	–	3
Other contracts	105	126	181	140
	4,313	1,780	2,242	2,031
Total gross fair values before:	115,249	110,699	102,967	99,248
Valuation adjustments determined on a pooled basis	(1,104)	(115)	(697)	5
Impact of netting agreements that qualify for balance sheet offset	(657)	(657)	(710)	(710)
	$113,488	$109,927	$101,560	$98,543

(1)	The fair value reflects the impact of the election to characterize the daily variation margin as settlement of the related derivative fair values as permitted by certain central counterparties.
(2)	Amounts have been revised from those previously presented.

Fair Value of Derivative Instruments by Term to Maturity
Fair value of derivative instruments by term to maturity
(1)

	As at
	October 31, 2020				October 31, 2019

(Millions of Canadian dollars)	Less than 1 year	1 through 5 years	Over 5 years	Total	Less than 1 year	1 through 5 years	Over 5 years	Total
Derivative assets	$27,072	33,755	52,661	$113,488	$25,342	28,568	47,650	$101,560
Derivative liabilities	26,507	32,885	50,535	109,927	25,495	26,503	46,545	98,543

(1)	The fair value reflects the impact of the election to characterize the daily variation margin as settlement of the related derivative fair values permitted by certain central counterparties.

Disclosure of detailed information about hedging items
The following table presents the notional or principal amount of our hedging instruments which reference IBOR that will expire after 2021 and will be affected by the Reform. We continue to monitor the progress to assess which IBORs are impacted by the Reform. The notional or principal amounts of our hedging instruments also approximates the extent of the risk exposure we manage through hedging relationships:

	As at
	October 31, 2020	November 1, 2019

(Millions of Canadian dollars)	Notional/Principal amounts	Notional/Principal amounts
Interest rate contracts
USD LIBOR	$40,676	$26,709
GBP LIBOR	591	618
Non-derivative instruments
USD LIBOR	2,362	888
GBP LIBOR	691	682
	$44,320	$28,897

(1)	Excludes interest rate contracts and non-derivative instruments which reference rates in multi-rate jurisdictions, including the Canadian Dollar Offered Rate (CDOR), EURO Interbank Offered Rate and Australian Bank Bill Swap Rate (BBSW).

Summary of Derivative-related Credit Risk
Derivative-related credit risk
(1)

	As at

	October 31, 2020			October 31, 2019

(Millions of Canadian dollars)	Replacement cost	Credit equivalent amount	Risk-weighted equivalent (2)	Replacement cost	Credit equivalent amount	Risk-weighted equivalent (2)
Over-the-counter contracts
Interest rate contracts
Forward rate agreements	$30	$191	$79	$18	$73	$19
Swaps	7,112	17,324	7,359	6,487	15,911	6,229
Options purchased	142	392	285	149	547	326
Options written	4	307	136	–	256	113
Foreign exchange contracts
Forward contracts	2,796	17,641	4,537	2,333	15,822	3,899
Swaps	2,392	15,349	3,997	3,047	15,678	4,001
Options purchased	465	923	292	404	908	285
Options written	1	155	59	4	213	67
Credit derivatives	429	1,839	81	156	613	40
Other contracts	3,577	16,455	7,719	1,972	10,766	4,853
Exchange-traded contracts	3,137	8,842	177	5,439	19,630	393
	$20,085	$79,418	$24,721	$20,009	$80,417	$20,225

(1)	The amounts presented are net of master netting agreements in accordance with CAR guidelines.
(2)	The risk-weighted balances are calculated in accordance with CAR guidelines and exclude CVA of $18 billion (October 31, 2019 – $13 billion).

Summary of Replacement Cost of Derivative Instruments by Risk Rating and by Counterparty Type
Replacement cost of derivative instruments by risk rating and by counterparty type

	As at October 31, 2020
	Risk rating (1)					Counterparty type (2)

(Millions of Canadian dollars)	AAA, AA	A	BBB	BB or lower	Total	Banks	OECD governments	Other	Total
Gross positive replacement cost	$30,097	$44,736	$18,392	$22,024	$115,249	$49,146	$22,109	$43,994	$115,249
Impact of master netting agreements and applicable margins	27,110	40,359	14,238	13,457	95,164	48,291	21,534	25,339	95,164
Replacement cost (after netting agreements)	$2,987	$4,377	$4,154	$8,567	$20,085	$855	$575	$18,655	$20,085

	As at October 31, 2019
	Risk rating (1)					Counterparty type (2)

(Millions of Canadian dollars)	AAA, AA	A	BBB	BB or lower	Total	Banks	OECD governments	Other	Total
Gross positive replacement cost	$27,126	$38,812	$20,620	$16,409	$102,967	$48,509	$18,126	$36,332	$102,967
Impact of master netting agreements and applicable margins	23,146	35,088	16,719	8,005	82,958	47,376	17,705	17,877	82,958
Replacement cost (after netting agreements)	$3,980	$3,724	$3,901	$8,404	$20,009	$1,133	$421	$18,455	$20,009

(1)
Our internal risk ratings of AAA, AA, A and BBB represent investment grade ratings and ratings of BB or lower represent non-investment grade ratings, as outlined in the internal ratings maps in the Credit risk section of Management’s Discussion and Analysis.

(2)	Counterparty type is defined in accordance with CAR guidelines.

Summary of Fair Values of Derivative and Non-derivative Instruments Categorized by Hedging Relationships
Derivatives and non-derivative instruments
(1)

	As at
	October 31, 2020				October 31, 2019
	Designated as hedging instruments in hedging relationships				Designated as hedging instruments in hedging relationships

(Millions of Canadian dollars)	Fair value	Cash flow	Net investment	Not designated in a hedging relationship	Fair value	Cash flow	Net investment	Not designated in a hedging relationship
Assets
Derivative instruments	$102	$1	$19	$113,366	$146	$77	$52	$101,285
Liabilities
Derivative instruments	298	30	58	109,541	187	526	70	97,760
Non-derivative instruments	–	–	28,702	n.a.	–	–	27,688	n.a.

(1)	The fair value reflects the impact of the election to characterize the daily variation margin as settlement of the related derivative fair values as permitted by certain central counterparties.
n.a.	not applicable

Summary of Items Designated as Hedging Instruments	The following tables present the details of the hedged items categorized by their hedging relationships:

Fair value hedges – assets and liabilities designated as hedged items

	As at and for the year ended October 31, 2020
	Carrying amount		Accumulated amount of fair value adjustments on the hedged item included in the carrying amount

(Millions of Canadian dollars)	Assets	Liabilities	Assets	Liabilities	Balance sheet items:	Changes in fair values used for calculating hedge ineffectiveness
Interest rate risk
Fixed rate assets (1)	$49,272	$–	$1,058	$–	Securities – Investment, net of applicable allowance; Loans – Retail; Loans – Wholesale	$879
Fixed rate liabilities (1)	–	68,130	–	1,817	Deposits – Business and government; Subordinated debentures	(1,142)

	As at and for the year ended October 31, 2019
	Carrying amount		Accumulated amount of fair value adjustments on the hedged item included in the carrying amount

(Millions of Canadian dollars)	Assets	Liabilities	Assets	Liabilities	Balance sheet items:	Changes in fair values used for calculating hedge ineffectiveness
Interest rate risk
Fixed rate assets (1)	$29,985	$–	$569	$–	Securities – Investment, net of applicable allowance; Loans – Retail	$1,028
Fixed rate liabilities (1)	–	74,099	–	693	Deposits – Business and government; Subordinated debentures	(2,045)

(1)	As at October 31, 2020, the accumulated amount of fair value hedge adjustments remaining in the Balance Sheet for hedged items that have ceased to be adjusted for hedging gains and losses is a gain of $32 million for fixed-rate assets and a loss of $94 million for fixed-rate liabilities (October 31, 2019 – loss of $53 million and $170 million, respectively).

Cash flow and net investment hedges – assets and liabilities designated as hedged items

	As at and for the year ended October 31, 2020
	Balance sheet items:	Changes in fair values used for calculating hedge ineffectiveness	Cash flow hedge/foreign currency translation reserve
(Millions of Canadian dollars)			Continuing hedges	Discontinued hedges
Cash flow hedges
Interest rate risk
Variable rate assets	Securities – Investment, net of applicable allowance; Loans – Retail	$(484)	$294	$285
Variable rate liabilities	Deposits – Business and government; Deposits – Personal	1,839	(1,540)	(523)
Foreign exchange risk
Fixed rate assets	Securities – Investment, net of applicable allowance; Loans – Retail	2	6	–
Fixed rate liabilities	Deposits – Business and government	(164)	–	–
Net investment hedges
Foreign exchange risk
Foreign subsidiaries	n.a.	535	(6,363)	(421)

	As at and for the year ended October 31, 2019
	Balance sheet items:	Changes in fair values used for calculating hedge ineffectiveness	Cash flow hedge/foreign currency translation reserve
(Millions of Canadian dollars)			Continuing hedges	Discontinued hedges
Cash flow hedges
Interest rate risk
Variable rate assets	Securities – Investment, net of applicable allowance; Loans – Retail	$(608)	$163	$84
Variable rate liabilities	Deposits – Business and government; Deposits – Personal	1,274	(372)	70
Foreign exchange risk
Fixed rate assets	Securities – Investment, net of applicable allowance; Loans – Retail	(5)	(1)	–
Fixed rate liabilities	Deposits – Business and government	125	9	–
Net investment hedges
Foreign exchange risk
Foreign subsidiaries	n.a.	(7)	(5,407)	(871)
n.a. not applicable
Effectiveness of designated hedging relationships

	For the year ended October 31, 2020

(Millions of Canadian dollars)	Change in fair value of hedging instrument	Hedge ineffectiveness recognized in income (1)	Changes in the value of the hedging instrument recognized in OCI	Amount reclassified from hedge reserves to income
Fair value hedges
Interest rate risk
Interest rate contracts – fixed rate assets	$(931)	$(52)	$–	$–
Interest rate contracts – fixed rate liabilities	1,157	15	–	–
Cash flow hedges
Interest rate risk
Interest rate contracts – variable rate assets	501	16	532	200
Interest rate contracts – variable rate liabilities	(1,803)	1	(2,127)	(367)
Foreign exchange risk
Cross currency swap – fixed rate assets	(2)	–	3	(5)
Cross currency swap – fixed rate liabilities	164	–	113	122
Net investment hedges
Foreign exchange risk
Foreign currency liabilities	(405)	5	(410)	–
Forward contracts	(124)	1	(125)	(28)

	For the year ended October 31, 2019

(Millions of Canadian dollars)	Change in fair value of hedging instrument	Hedge ineffectiveness recognized in income (1)	Changes in the value of the hedging instrument recognized in OCI	Amount reclassified from hedge reserves to income
Fair value hedges
Interest rate risk
Interest rate contracts – fixed rate assets	$(1,060)	$(32)	$–	$–
Interest rate contracts – fixed rate liabilities	2,032	(13)	–	–
Cash flow hedges
Interest rate risk
Interest rate contracts – variable rate assets	605	8	582	(25)
Interest rate contracts – variable rate liabilities	(1,261)	(5)	(1,265)	220
Foreign exchange risk
Cross currency swap – fixed rate assets	5	–	8	5
Cross currency swap – fixed rate liabilities	(125)	–	(193)	(106)
Net investment hedges
Foreign exchange risk
Foreign currency liabilities	(50)	–	(50)	–
Forward contracts	57	–	57	(2)

(1)	Hedge ineffectiveness recognized in income included losses of $94 million that are excluded from the assessment of hedge effectiveness and are offset by economic hedges (October 31, 2019 – $70 million).

Reconciliation of Components of Equity by Hedging Designation
Reconciliation of components of equity
The following table provides a reconciliation by risk category of each component of equity and an analysis of other comprehensive income relating to hedge accounting:

	For the year ended October 31, 2020		For the year ended October 31, 2019

(Millions of Canadian dollars)	Cash flow hedge reserve	Foreign currency translation reserve	Cash flow hedge reserve	Foreign currency translation reserve
Balance at the beginning of the year	$(6)	$4,221	$688	$4,147
Cash flow hedges
Effective portion of changes in fair value:
Interest rate risk	(1,595)		(683)
Foreign exchange risk	115		(185)
Equity price risk	(77)		108
Net amount reclassified to profit or loss:
Ongoing hedges:
Interest rate risk	277		24
Foreign exchange risk	(119)		104
Equity price risk	53		(93)
De-designated hedges:
Interest rate risk	(110)		(219)
Foreign exchange risk	–		–
Net gain on hedge of net investment in foreign operations
Foreign exchange denominated debt		(410)		(50)
Forward foreign exchange contracts		(125)		57
Foreign currency translation differences for foreign operations		813		66
Reclassification of losses (gains) on foreign currency translation to income		(21)		2
Reclassification of losses (gains) on net investment hedging activities to income		28		2
Tax on movements on reserves during the period	383	126	250	(3)
Balance at the end of the year	$(1,079)	$4,632	$(6)	$4,221

Fair value hedges [member]
Statement [Line Items]
Notional Amount of Derivatives by Term to Maturity and Hedging Instrument Rates
Fair value hedges

	As at October 31, 2020
	Notional amounts				Carrying amount (1)

(Millions of Canadian dollars, except average rates)	Within 1 year	1 through 5 years	Over 5 years	Total	Assets	Liabilities
Interest rate risk
Interest rate contracts
Hedge of fixed rate assets	$14,410	$28,182	$6,709	$49,301	$1	$298
Hedge of fixed rate liabilities	21,207	38,704	6,415	66,326	101	–
Weighted average fixed interest rate
Hedge of fixed rate assets	1.5%	1.0%	2.0%	1.3%
Hedge of fixed rate liabilities	1.7%	1.4%	1.8%	1.6%

	As at October 31, 2019
	Notional amounts				Carrying amount (1)

(Millions of Canadian dollars, except average rates)	Within 1 year	1 through 5 years	Over 5 years	Total	Assets	Liabilities
Interest rate risk
Interest rate contracts
Hedge of fixed rate assets	$4,625	$20,439	$3,909	$28,973	$2	$187
Hedge of fixed rate liabilities	16,003	48,361	9,065	73,429	144	–
Weighted average fixed interest rate
Hedge of fixed rate assets	1.9%	2.2%	2.7%	2.2%
Hedge of fixed rate liabilities	1.7%	1.8%	1.8%	1.7%

(1)	The carrying value reflects the impact of the election to characterize the daily variation margin as settlement of the related derivative fair values as permitted by certain central counterparties.

Cash flow hedges [member]
Statement [Line Items]
Notional Amount of Derivatives by Term to Maturity and Hedging Instrument Rates
Cash flow hedges

	As at October 31, 2020
	Notional amounts				Carrying amount (1)

(Millions of Canadian dollars, except average rates)	Within 1 year	1 through 5 years	Over 5 years	Total	Assets	Liabilities
Interest rate risk
Interest rate contracts
Hedge of variable rate assets	$15,309	$10,663	$1,762	$27,734	$–	$–
Hedge of variable rate liabilities	5,616	61,697	5,384	72,697	–	–
Weighted average fixed interest rate
Hedge of variable rate assets	0.6%	1.4%	1.8%	1.0%
Hedge of variable rate liabilities	1.9%	1.5%	1.4%	1.5%
Foreign exchange risk
Cross currency swaps	$700	$160	$–	$860	$1	$2
Weighted average CAD-JPY exchange rate	0.01	–	–	0.01
Weighted average CAD-EUR exchange rate	–	1.52	–	1.52
Weighted average USD-EUR exchange rate	–	–	–	–

	As at October 31, 2019
	Notional amounts				Carrying amount (1)

(Millions of Canadian dollars, except average rates)	Within 1 year	1 through 5 years	Over 5 years	Total	Assets	Liabilities
Interest rate risk
Interest rate contracts
Hedge of variable rate assets	$17,327	$11,729	$1,696	$30,752	$–	$–
Hedge of variable rate liabilities	200	54,610	4,803	59,613	–	–
Weighted average fixed interest rate
Hedge of variable rate assets	2.1%	2.0%	2.6%	2.1%
Hedge of variable rate liabilities	2.6%	1.9%	2.4%	2.0%
Foreign exchange risk
Cross currency swaps	$2,937	$63	$88	$3,088	$2	$526
Weighted average CAD-JPY exchange rate	–	–	–	–
Weighted average CAD-EUR exchange rate	–	1.48	1.55	1.52
Weighted average USD-EUR exchange rate	1.33	–	–	1.33

(1)	The carrying value reflects the impact of the election to characterize the daily variation margin as settlement of the related derivative fair values as permitted by certain central counterparties.

Net Investment Hedges [Member]
Statement [Line Items]
Notional Amount of Derivatives by Term to Maturity and Hedging Instrument Rates

Net investment hedges

	As at October 31, 2020
	Notional/Principal				Carrying amount

(Millions of Canadian dollars, except average rates)	Within 1 year	1 through 5 years	Over 5 years	Total	Assets	Liabilities
Foreign exchange risk
Foreign currency liabilities	$7,722	$18,706	$2,274	$28,702	n.a.	$29,175
Weighted average CAD-USD exchange rate	1.29	1.31	1.31	1.30
Weighted average CAD-EUR exchange rate	–	1.51	1.50	1.51
Weighted average CAD-GBP exchange rate	1.73	1.65	–	1.69
Forward contracts	$7,869	$–	$–	$7,869	$19	$58
Weighted average CAD-USD exchange rate	1.33	–	–	1.33
Weighted average CAD-EUR exchange rate	1.56	–	–	1.56
Weighted average CAD-GBP exchange rate	1.71	–	–	1.71

	As at October 31, 2019
	Notional/Principal				Carrying amount

(Millions of Canadian dollars, except average rates)	Within 1 year	1 through 5 years	Over 5 years	Total	Assets	Liabilities
Foreign exchange risk
Foreign currency liabilities	$8,701	$14,843	$4,144	$27,688	n.a.	$27,859
Weighted average CAD-USD exchange rate	1.31	1.29	1.31	1.30
Weighted average CAD-EUR exchange rate	–	–	1.51	1.51
Weighted average CAD-GBP exchange rate	–	1.69	–	1.69
Forward contracts	$5,355	$–	$–	$5,355	$52	$70
Weighted average CAD-USD exchange rate	1.33	–	–	1.33
Weighted average CAD-EUR exchange rate	1.47	–	–	1.47
Weighted average CAD-GBP exchange rate	1.67	–	–	1.67

n.a.	not applicable